Accounts Receivable - Summary of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable	¥ 1,945,347	$ 282,049	¥ 661,951
Allowance for credit losses	(7,655)	(1,110)	(924)	$ (134)	¥ (12,496)
Accounts receivable, net	¥ 1,937,692	$ 280,939	¥ 661,027